3. Summary of Significant Accounting Policies (Details - Disaggregation of revenue by revenue stream) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 138,628	$ 97,883	$ 125,582
AUSTRALIA
Revenues	113,504	80,518	91,381
JAPAN
Revenues	3,788	9,563	12,437
ITALY
Revenues	656	1,365	1,733
UNITED STATES
Revenues	16,862	4,320	18,721
UNITED KINGDOM
Revenues	1,023	979	932
GREECE
Revenues	2,795	1,138	378
PV Components [Member]
Revenues	112,442	80,941	93,547
PV Components [Member] | AUSTRALIA
Revenues	112,442	79,470	90,067
PV Components [Member] | JAPAN
Revenues	0	0	1,605
PV Components [Member] | ITALY
Revenues	0	0	0
PV Components [Member] | UNITED STATES
Revenues	0	1,471	1,875
PV Components [Member] | UNITED KINGDOM
Revenues	0	0	0
PV Components [Member] | GREECE
Revenues	0	0	0
Electricity Revenue with PPA's [Member]
Revenues	4,421	3,368	3,043
Electricity Revenue with PPA's [Member] | AUSTRALIA
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | JAPAN
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | ITALY
Revenues	615	1,365	1,733
Electricity Revenue with PPA's [Member] | UNITED STATES
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | UNITED KINGDOM
Revenues	1,023	979	932
Electricity Revenue with PPA's [Member] | GREECE
Revenues	2,783	1,024	378
PV project assets [Member]
Revenues	19,901	9,563	10,809
PV project assets [Member] | AUSTRALIA
Revenues	0	0	0
PV project assets [Member] | JAPAN
Revenues	3,788	9,563	10,809
PV project assets [Member] | ITALY
Revenues	0	0	0
PV project assets [Member] | UNITED STATES
Revenues	16,113	0	0
PV project assets [Member] | UNITED KINGDOM
Revenues	0	0	0
PV project assets [Member] | GREECE
Revenues	0	0	0
Pre-development Solar Projects [Member]
Revenues	101	(2,835)	15,794
Pre-development Solar Projects [Member] | AUSTRALIA
Revenues	0	0	0
Pre-development Solar Projects [Member] | JAPAN
Revenues	0	0	0
Pre-development Solar Projects [Member] | ITALY
Revenues	0	0	0
Pre-development Solar Projects [Member] | UNITED STATES
Revenues	101	(2,835)	15,794
Pre-development Solar Projects [Member] | UNITED KINGDOM
Revenues	0	0	0
Pre-development Solar Projects [Member] | GREECE
Revenues	0	0	0
Other Services [Member]
Revenues	1,763	6,846	2,389
Other Services [Member] | AUSTRALIA
Revenues	1,062	1,048	1,314
Other Services [Member] | JAPAN
Revenues	0	0	23
Other Services [Member] | ITALY
Revenues	41	0	0
Other Services [Member] | UNITED STATES
Revenues	648	5,684	1,052
Other Services [Member] | UNITED KINGDOM
Revenues	0	0	0
Other Services [Member] | GREECE
Revenues	$ 12	$ 114	$ 0